Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	1,028,255	0	915,260	0
Weighted-average exercise price	$ 142.54		$ 143.28